UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09116
Van Wagoner Funds, Inc.
(Exact name of registrant as specified in charter)
755 Sansome St., Suite 350 San Francisco,		CA 94111
(Address of principal executive offices)		(Zip code)
Garrett Van Wagoner 755 Sansome St., Suite 350 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-981-9742

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund	September 30, 2004 (Unaudited)

Number of Shares		Value
COMMON AND PREFERRED STOCKS 92.99%

	Applications Software 7.48%
650,000	Actuate Corp.*	$2,294,500
300,000	Embarcadero Technologies, Inc.*	2,538,000
125,000	MapInfo Corp.*	1,350,000
		6,182,500
	Cellular Telecommunications 4.93%
750,000	Airspan Networks, Inc.*	4,072,500

	Computers - Integrated Systems 1.71%
250,000	Brocade Communications Systems, Inc.*	1,412,500

	Computers - Memory Devices 0.00%
14,905	Datacore Software Corp., Series C*tt	0

	Electronic Components - Miscellaneous 0.76%
540,000	StockerYale, Inc.*	631,800

	Electronic Components - Semiconductors 3.03%
800,000	ON Semiconductor Corp.*	2,504,000

	Electronic Design Automation 1.28%
70,000	Magma Design Automation, Inc.*	1,055,600

	E-Marketing/Information 2.68%
75,000	aQuantive, Inc.*	723,750
50,000	Digital River, Inc.*	1,489,000
		2,212,750

Number of Shares		Value
	Enterprise Software/Services 6.05%
1,000,000	Corio, Inc.*	1,560,000
575,000	Micromuse, Inc.*	2,116,000
100,000	Omnicell, Inc.*	1,322,000
		4,998,000
	Internet Application Software 5.93%
450,000	MatrixOne, Inc.*	2,277,000
233,400	Portal Software, Inc.*	637,182
783,700	Tumbleweed Communications Corp.*	1,982,761
		4,896,943
	Internet Connectivity Services 0.88%
1,091,700	Internap Network Services Corp.*	731,439

	Internet Infrastructure Software 5.22%
400,000	Chordiant Software, Inc.*	1,164,000
100,001	Openwave Systems, Inc.*	882,009
100,000	Opsware, Inc.*	561,000
175,000	SupportSoft, Inc.*	1,704,500
		4,311,509
	Internet Security 1.44%
60,000	VeriSign, Inc.*	1,192,800

	Medical - Biomedical/Genetics 0.34%
316,400	Athersys, Inc., Series A*tt	198,066
128,163	Athersys, Inc., Series F*tt	80,230
		278,296
	Medical Products 1.28%
289,380	ATS Medical, Inc.*	1,056,237

	Networking Products 4.06%
100,000	Juniper Networks, Inc.*	2,360,000
50,000	Polycom, Inc.*	991,000
		3,351,000
	Patient Monitoring Equipment 1.47%
253,737	Medwave, Inc.*	1,217,938

Number of Shares		Value
	Semiconductor Components - Integrated Circuits 4.88%
150,000	Anaren, Inc.*	2,019,000
825,000	WJ Communications, Inc.*	2,013,000
		4,032,000
	Semiconductor Equipment 1.70%
60,000	FormFactor, Inc.*	1,162,200
56,340	Ultra Clean Holdings, Inc.*	241,135
		1,403,335
	Telecommunication Equipment 21.33%
200,000	Arris Group, Inc.*	1,044,000
285,000	AudioCodes Ltd.*	3,588,150
100,000	Comverse Technology, Inc.*	1,883,000
200,000	Ditech Communications Corp.*	4,478,000
200,000	NMS Communications Corp.*	976,000
400,000	Sonus Networks, Inc.*	2,252,000
180,000	Sunrise Telecom, Inc.	511,200
200,000	Symmetricom, Inc.*	1,892,000
60,000	Tekelec*	1,000,800
		17,625,150
	Telecommunication Equipment - Fiber Optics 2.85%
200,000	C-COR, Inc.*	1,690,000
100,000	Harmonic, Inc.*	665,000
		2,355,000
	Wireless Equipment 13.69%
350,000	Alvarion Ltd.*	4,529,000
215,000	Ceragon Networks Ltd.*	1,066,400
216,700	Novatel Wireless, Inc.	5,092,450
35,000	Sierra Wireless, Inc.*	623,000
		11,310,850
	Total Common And Preferred Stocks (Cost $78,608,709)	76,832,147

Number of Shares	Value
SHORT-TERM INVESTMENT 2.00%

PNC Bank Money Market Account	1,656,905
Total Short-Term Investment
(Cost $1,656,905)	1,656,905

Total Investments 94.99%
(Cost $80,265,614)(a)	78,489,052

Other Assets in Excess of Liabilities 5.01%	4,138,066

NET ASSETS 100.00%	$82,627,118

(a) Cost for Federal income tax purposes is $84,458,371. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$10,109,962
Gross unrealized depreciation	(16,079,281)
Net unrealized depreciation	$(5,969,319)

* Non-income producing

tt                The following preferred stocks were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At September 30, 2004, the value of the Fund’s restricted securities was $278,296 or 0.34% of net assets.

Security Description	Date(s) of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	316,400	$3,955,000
Athersys, Inc., Series F	March 00	128,163	1,537,956
Datacore Software Corp., Series C	May 00	14,905	102,646

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund	September 30, 2004 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.08%

	Aerospace - Defense 1.57%
10,000	Armor Holdings, Inc.*	$416,100

	Applications Software 1.42%
35,000	MapInfo Corp.*	378,000

	Cellular Telecommunications 6.56%
250,000	Airspan Networks, Inc.*	1,357,500
15,000	Western Wireless Corp.*	385,650
		1,743,150
	Communications Software 1.11%
20,000	Ulticom, Inc.*	295,400

	Computers - Memory Devices 0.91%
30,000	Dot Hill Systems Corp.*	240,600

	E-Commerce/Services 1.73%
5,000	eBay, Inc.*	459,700

	Electronic Components - Semiconductors 3.36%
215,000	ON Semiconductor Corp.*	672,950
25,000	PMC-Sierra, Inc.*	220,250
		893,200
	E-Marketing/Information 1.37%
38,500	ValueClick, Inc.*	363,440

	Enterprise Software/Services 3.88%
50,000	NetManage, Inc.*	271,500
57,500	Omnicell, Inc.*	760,150
		1,031,650

Number of Shares		Value
	E-Services/Consulting 1.18%
7,500	Websense, Inc.*	312,525

	Internet Application Software 2.47%
79,500	MatrixOne, Inc.*	402,270
100,000	Tumbleweed Communications Corp.*	253,000
		655,270
	Internet Content - Information/News 1.54%
12,500	Ask Jeeves, Inc.*	408,875

	Internet Infrastructure Equipment 1.96%
20,000	Avocent Corp.*	520,600

	Internet Infrastructure Software 3.38%
15,000	F5 Networks, Inc.*	456,900
20,000	RADWARE Ltd.*	440,000
		896,900
	Internet Security 1.55%
7,500	Symantec Corp.*	411,600

	Medical - Generic Drugs 1.44%
20,000	Able Laboratories, Inc.*	383,200

	Networking Products 5.25%
15,000	Cisco Systems, Inc.*	271,500
50,000	Foundry Networks, Inc.*	474,500
27,500	Juniper Networks, Inc.*	649,000
		1,395,000
	Radio 1.75%
15,000	XM Satellite Radio Holdings, Inc.*	465,300

Number of Shares		Value
	Semiconductor Components - Integrated Circuits 6.95%
40,000	Anaren, Inc.*	538,400
15,000	Marvell Technology Group Ltd.*	391,950
15,000	Power Integrations, Inc.*	306,450
250,000	WJ Communications, Inc.*	610,000
		1,846,800
	Semiconductor Equipment 0.76%
46,900	Ultra Clean Holdings, Inc.*	200,732

	Telecommunication Equipment 18.75%
30,000	Andrew Corp.*	367,200
87,500	AudioCodes Ltd.*	1,101,625
37,500	Comverse Technology, Inc.*	706,125
60,000	Ditech Communications Corp.*	1,343,400
15,000	NMS Communications Corp.*	73,200
75,000	Sonus Networks, Inc.*	422,250
30,000	Tekelec*	500,400
15,000	Telefonaktiebolaget LM Ericsson - ADR*	468,600
		4,982,800
	Telecommunication Equipment - Fiber Optics 3.95%
30,000	Corning, Inc.*	332,400
75,000	Harmonic, Inc.*	498,750
65,000	JDS Uniphase Corp.*	219,050
		1,050,200
	Web Hosting/Design 1.45%
12,500	Equinix, Inc.*	384,625

	Web Portals/Internet Service Providers 2.55%
20,000	Yahoo!, Inc.*	678,200

Number of Shares		Value
	Wireless Equipment 13.24%
100,000	Alvarion Ltd.*	1,294,000
25,000	EMS Technologies, Inc.*	431,250
48,300	Novatel Wireless, Inc.*	1,135,050
10,000	QUALCOMM, Inc.	390,400
15,000	Sierra Wireless, Inc.*	267,000
		3,517,700
	Total Common Stocks (Cost $22,373,753)	23,931,567

SHORT-TERM INVESTMENT 6.50%

	PNC Bank Money Market Account	1,727,647
	Total Short-Term Investment (Cost $1,727,647)	1,727,647

	Total Investments 96.58% (Cost $24,101,400)(a)	25,659,214

	Other Assets in Excess of Liabilities 3.42%	907,974

NET ASSETS 100.00%		$26,567,188

(a) Cost for Federal income tax purposes is $24,504,214. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,265,056
Gross unrealized depreciation	(2,110,056)
Net unrealized appreciation	$1,155,000

* Non-income producing

ADR - American Depositary Receipt

Van Wagoner Funds Schedule of Investments

Van Wagoner Mid-Cap Growth Fund	September 30, 2004 (Unaudited)

Number of Shares		Value
PREFERRED STOCKS 2.15%

	Computers - Memory Devices 0.00%
154,922	Datacore Software Corp., Series C*tt	$0

	Medical - Biomedical/Genetics 2.15%
106,900	Athersys, Inc., Series A*tt	66,919

	Total Preferred Stocks (Cost $2,403,128)	66,919

SHORT-TERM INVESTMENT 99.43%

	PNC Bank Money Market Account	3,097,405
	Total Short-Term Investment (Cost $3,097,405)	3,097,405

	Total Investments 101.58% (Cost $5,500,533)(a)	3,164,324

	Liabilities in Excess of Other Assets (1.58%)	(49,359)

NET ASSETS 100.00%		$3,114,965

(a) Cost for Federal income tax purposes is $5,500,533. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(2,336,209)
Net unrealized depreciation	$(2,336,209)

* Non-income producing

tt                The following preferred stocks were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At September 30, 2004, the value of the Fund’s restricted securities was $66,919 or 2.15% of net assets.

Security Description	Date(s) of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	106,900	$1,336,250
Datacore Software Corp., Series C	May 00	154,922	1,066,878

Van Wagoner Funds Schedule of Investments

Van Wagoner Post-Venture Fund	September 30, 2004 (Unaudited)

Number of Shares		Value
PREFERRED STOCKS 4.24%

	Computers - Memory Devices 0.00%
161,777	Datacore Software Corp., Series C*tt	$0

	Medical - Biomedical/Genetics 4.24%
253,300	Athersys, Inc., Series A*tt	158,566
69,219	Athersys, Inc., Series F*tt	43,331
		201,897

	Total Preferred Stocks (Cost $5,110,962)	201,897

SHORT-TERM INVESTMENT 97.20%

	PNC Bank Money Market Account	4,630,223
	Total Short-Term Investment (Cost $4,630,223)	4,630,223

	Total Investments 101.44% (Cost $9,741,185)(a)	4,832,120

	Liabilities in Excess of Other Assets (1.44%)	(68,414)

NET ASSETS 100.00%		$4,763,706

(a) Cost for Federal income tax purposes is $9,741,185. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(4,909,065)
Net unrealized depreciation	$(4,909,065)

*  Non-income producing

tt                The following preferred stocks were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At September 30, 2004, the value of the Fund’s restricted securities was $201,897 or 4.24% of net assets.

Security Description	Date(s) of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	253,300	$3,166,250
Athersys, Inc., Series F	March 00	69,219	830,628
Datacore Software Corp., Series C	May 00	161,777	1,114,084

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund	September 30, 2004 (Unaudited)

Number of Shares		Value
COMMON AND PREFERRED STOCKS 89.65%

	Applications Software 1.08%
25,000	PDF Solutions, Inc.*	$303,750

	Cellular Telecommunications 4.83%
250,000	Airspan Networks, Inc.*	1,357,500

	Communications Software 1.56%
27,500	SeaChange International, Inc.*	439,725

	Computer Aided Design 0.99%
40,000	Aspen Technology, Inc.*	279,600

	Computers - Memory Devices 0.00%
3,418	Datacore Software Corp., Series C*tt	0

	Computers - Voice Recognition 1.92%
50,000	Intervoice, Inc.*	538,500

	Diagnostic Equipment 1.35%
85,000	Orthovita, Inc.*	380,375

	Electronic Components - Miscellaneous 4.16%
60,000	California Micro Devices Corp.*	463,800
50,000	Interlink Electronics, Inc.*	412,500
250,000	StockerYale, Inc.*	292,500
		1,168,800
	Electronic Components - Semiconductors 4.48%
180,000	EMCORE Corp.*	352,800
290,000	ON Semiconductor Corp.*	907,700
		1,260,500

Number of Shares		Value
	E-Marketing/Information 0.68%
50,000	24/7 Real Media, Inc.*	191,500

	Enterprise Software/Services 4.47%
250,000	Corio, Inc.*	390,000
125,000	Micromuse, Inc.*	460,000
75,000	NetManage, Inc.*	407,250
		1,257,250
	E-Services/Consulting 1.51%
30,000	Keynote Systems, Inc.*	424,800

	Internet Application Software 5.05%
125,000	MatrixOne, Inc.*	632,500
150,000	Portal Software, Inc.*	409,500
150,000	Tumbleweed Communications Corp.*	379,500
		1,421,500

	Internet Connectivity Services 1.69%
708,300	Internap Network Services Corp.*	474,561

	Internet Content - Information/News 2.52%
12,500	Ask Jeeves, Inc.*	408,875
50,000	iVillage, Inc.*	300,000
		708,875
	Internet Infrastructure Software 5.56%
30,000	Akamai Technologies, Inc.*	421,500
150,000	Chordiant Software, Inc.*	436,500
65,000	Opsware, Inc.*	364,650
35,000	SupportSoft, Inc.*	340,900
		1,563,550
	Internet Security 1.20%
50,000	SonicWALL, Inc.*	338,000

Number of Shares		Value
	Medical - Biomedical/Genetics 0.20%
59,800	Athersys, Inc., Series A*tt	37,435
28,944	Athersys, Inc., Series F*tt	18,119
		55,554
	Medical Products 5.53%
130,750	ATS Medical, Inc.*	477,237
125,000	Encore Medical Corp.*	622,500
100,000	Sonic Innovations, Inc.*	456,000
		1,555,737
	Networking Products 1.38%
40,000	Ixia*	388,800

	Patient Monitoring Equipment 2.74%
22,500	Aspect Medical Systems, Inc.*	407,025
75,500	Medwave, Inc.*	362,400
		769,425
	Semiconductor Components - Integrated Circuits 4.65%
50,000	Anaren, Inc.*	673,000
260,000	WJ Communications, Inc.*	634,400
		1,307,400
	Telecommunication Equipment 15.48%
60,000	Arris Group, Inc.*	313,200
97,500	AudioCodes Ltd.*	1,227,525
15,000	Comtech Telecommunications Corp.*	406,500
60,000	Ditech Communications Corp.*	1,343,400
15,000	NMS Communications Corp.*	73,200
100,000	Sonus Networks, Inc.*	563,000
150,000	Sunrise Telecom, Inc.	426,000
		4,352,825
	Telecommunication Equipment - Fiber Optics 2.88%
25,000	Essex Corp.*	288,250
110,000	EXFO Electro-Optical Engineering, Inc.*	522,500
		810,750

Number of Shares		Value
	Wireless Equipment 13.74%
100,000	Alvarion Ltd.*	1,294,000
90,000	Ceragon Networks Ltd.*	446,400
25,000	EMS Technologies, Inc.*	431,250
55,000	Novatel Wireless, Inc.*	1,292,500
22,500	Sierra Wireless, Inc.*	400,500
		3,864,650
	Total Common And Preferred Stocks (Cost $24,292,298)	25,213,927

SHORT-TERM INVESTMENT 3.53%

	PNC Bank Money Market Account	992,233
	Total Short-Term Investment (Cost $992,233)	992,233

	Total Investments 93.18% (Cost $25,284,531)(a)	26,206,160

	Other Assets in Excess of Liabilities 6.82%	1,917,693

NET ASSETS 100.00%		$28,123,853

(a) Cost for Federal income tax purposes is $25,836,255. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,967,791
Gross unrealized depreciation	(3,597,886)
Net unrealized appreciation	$369,905

*  Non-income producing

tt                The following preferred stocks were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At September 30, 2004, the value of the Fund’s restricted securities was $55,554 or 0.20% of net assets.

Security Description	Date(s) of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	59,800	$747,500
Athersys, Inc., Series F	March 00	28,944	347,328
Datacore Software Corp., Series C	May 00	3,418	23,542

Van Wagoner Funds Schedule of Investments

Van Wagoner Technology Fund

Number of Shares		Value
PREFERRED STOCKS 3.97%

	Computers - Memory Devices 0.00%
160,436	Datacore Software Corp., Series C*tt	$0

	Medical - Biomedical/Genetics 3.97%
216,900	Athersys, Inc., Series A*tt	135,779
64,276	Athersys, Inc., Series F*tt	40,237
		176,016
	Total Preferred Stocks (Cost $4,587,416)	176,016

SHORT-TERM INVESTMENT 97.57%

	PNC Bank Money Market Account	4,325,828
	Total Short-Term Investment (Cost $4,325,828)	4,325,828

	Total Investments 101.54% (Cost $8,913,244)(a)	4,501,844

	Liabilities in Excess of Other Assets (1.54%)	(68,183)

NET ASSETS 100.00%		$4,433,661

(a) Cost for Federal income tax purposes is $8,913,244. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(4,411,400)
Net unrealized depreciation	$(4,411,400)

* Non-income producing

tt                The following preferred stocks were purchased in private placement transactions.  Resale to the public may require registration or may be limited due to certain restrictions.  These securities are valued at their fair value under procedures approved by the Board of Directors.  At September 30, 2004, the value of the Fund’s restricted securities was $176,016 or 3.97% of net assets.

Security Description	Date(s) of Acquisition	Number of Shares	Cost
Athersys, Inc., Series A	October 00	216,900	$2,711,250
Athersys, Inc., Series F	March 00	64,276	771,312
Datacore Software Corp., Series C	May 00	160,436	1,104,854

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Van Wagoner Funds, Inc.

By (Signature and Title)*	/s/ Garrett R. Van Wagoner
Garrett R. Van Wagoner, Chief Executive Officer &
Chief Financial Officer
(principal executive officer)

Date	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. Van Wagoner
Garrett R. Van Wagoner, Chief Executive Officer &
Chief Financial Officer
(principal executive officer & principal financial officer)

Date	November 17, 2004

* Print the name and title of each signing officer under his or her signature.